Liquidity and Financial Condition (Tables)	9 Months Ended
Sep. 30, 2016
Liquidity and Financial Condition [Abstract]
Schedule of reorganization condensed consolidated balance sheet
	Predecessor Company	Reorganization Adjustments		Fresh-Start Adjustments		Successor Company
	(Unaudited)
Assets

Current assets:
Cash and cash equivalents	$—	$955,803	(1)	$—		$955,803
Short-term investment	30,011	—		—		30,011
Accounts receivable, net	190,893	—		—		190,893
Prepaid expenses	28,589	—		—		28,589
Inventory	40,170	—		—		40,170
Total current assets	289,663	955,803		—		1,245,466
Equipment, net	5,600	—		—		5,600
Security deposit	1,200	—		—		1,200
Goodwill	—	—		4,162,173	(7)	4,162,173
Intangible assets	—	—		3,879,000	(7)	3,879,000

Totals	$296,463	$955,803		$8,041,173		$9,293,439

Liabilities and Stockholders’ Equity (Deficit)

Current liabilities:
Accounts payable and accrued expenses	$487,699	$(212,219	)(2)	$—		$275,480
Accounts payable and accrued expenses – subject to compromise	120,325	(86,612	)(2)	—		33,713
Accrued interest, related party – subject to compromise	43,301	(16,801	)(2)	—		26,500
Accrued interest	173,147	(173,147	)(2)	—		—
Related party accounts payable and accrued expenses – subject to compromise	370,151	(163,522	)(2)	—		206,629
Related party notes payable – secured claim	73,500	—		—		73,500
Convertible debentures, net of discounts	5,405,010	(5,405,010	)(3)	—		—
Billings in excess of costs and estimated earnings on uncompleted contracts	42,674	—		—		42,764
Deferred revenue	83,415	—		—		83,415
Convertible option liabilities	—	394,460	(4)	—		394,460
Total current liabilities	6,799,222	(5,662,851)		—		1,136,371
Debtor in possession financing	600,000	(600,000	)(4)	—		—
Convertible debentures, net of discounts	—	1,605,540	(4)	—		1,605,540
Total liabilities	7,399,222	(4,657,311)		—		2,741,911

Commitments and Contingencies

Stockholders’ equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 5,405,010 issued and outstanding at June 30, 2016	—	5,405,010	(3)	—		5,405,010
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31, 2015	—	—		—		—
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 491,357 issued and outstanding at June 30, 2016	—	4,913	(5)	—		4,913
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015	429,189	(429,189	)(5)	—		—
Successor additional paid-in capital	—	(45,151	)(6)	1,186,756	(7)	1,141,605
Predecessor additional paid-in capital	7,290,829	—		(7,290,829	)(7)	—
Accumulated deficit	(14,822,777)	677,531		14,145,246	(7)	—
Total stockholders’ equity (deficit)	(7,102,759)	5,613,114		8,041,173		6,551,528

Totals	$296,463	$955,803		$8,041,173		$9,293,439

Reorganization Adjustments

1.	Reflects the net cash payments recorded as of the Effective Date from implementation of the Plan:

Sources:
Net proceeds from Exit Facility	$1,319,001
Total sources	1,319,001
Uses:
Predecessor accounts payable and accrued expenses paid upon emergence	185,979
Other payments made upon emergence	177,219
Total uses	363,198
Net Sources	$955,803

2.	Reflects the settlement of accounts payable and accrued expenses upon Emergence, as well as payments made on the Effective Date.
3.	Reflects the conversion of Convertible Debentures to Preferred Stock.
4.	Reflects the Convertible Debentures.
5.	Reflects the cancellation of predecessor common stock and the issuance of successor common stock.
6.	Reorganization adjustment.

Fresh Start Adjustments

7.	Reflects the recognition of goodwill, intangible assets and the cumulative impact of fresh-start adjustments.

Schedule of reorganization adjustments of effective date from implementation plan
Sources:
Net proceeds from Exit Facility	$1,319,001
Total sources	1,319,001
Uses:
Predecessor accounts payable and accrued expenses paid upon emergence	185,979
Other payments made upon emergence	177,219
Total uses	363,198
Net Sources	$955,803

Schedule of reorganization items represent subsequent to bankruptcy filing
	Successor For the Three Months Ended September 30, 2016	Predecessor For the Three Months Ended June 30, 2016	Predecessor For the Six Months Ended June 30, 2016
Legal and professional fees	$(64,821)	$(80,239)	$(171,893)
Net gain on reorganization items	—	713,379	713,379
Reorganization items, net	$(64,821)	$633,140	$541,486